Management incentive agreement - Cash-settled awards (Details) - RUB (₽) ₽ in Thousands			1 Months Ended			12 Months Ended
	May 08, 2020	May 08, 2019	Sep. 30, 2020	Jul. 31, 2020	Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash-settled awards
Management incentive agreement
Expense from cash-settled awards						₽ 31,887	₽ 29,462	₽ 9,872
Cash-settled awards liability						10,337	23,861	13,967
Social taxes						5,071	3,603	0
Social taxes payable						1,561	3,603	0
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value		₽ 19,568
August 2017 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting					50.00%
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Vested and settled value	₽ 31,381
Total fair value							₽ 27,269	₽ 15,589
August 2017 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting					50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1
Management incentive agreement
Vested and settled value			₽ 14,029
July 2020 cash-settled management incentive program | Cash-settled awards, Award 1 | Vesting: at the event
Management incentive agreement
Percentage of vesting				50.00%
July 2020 cash-settled management incentive program | Cash-settled awards, Award 2
Management incentive agreement
Total fair value						₽ 22,143
July 2020 cash-settled management incentive program | Cash-settled awards, Award 2 | Vesting: 12 months from the date of the event
Management incentive agreement
Percentage of vesting				50.00%